CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                  July 16, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: First Trust High Income Long/Short Fund

Ladies and Gentlemen:

     On behalf of First Trust High Income Long/Short Fund (the "Registrant"), we are transmitting the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

     Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.


     If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017

Very truly yours,


                                      CHAPMAN AND CUTLER LLP

                                      By:  /s/ Brian D. Free
                                           ---------------------------
                                           Brian D. Free


Enclosures

cc: W. Scott Jardine
    Eric F. Fess